SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT - Schedule of Interest Rate (Details) - First Energy [Member]	Dec. 31, 2025	Dec. 31, 2024
Regulated Companies' Money Pool
Short-term Debt [Line Items]
Average Interest Rates	4.51%	5.74%
Unregulated Companies' Money Pool
Short-term Debt [Line Items]
Average Interest Rates	4.89%	6.44%